Capital Management	12 Months Ended
Oct. 31, 2023
Capital Management [Abstract]
CAPITAL MANAGEMENT
18.	CAPITAL MANAGEMENT

The Company defines its capital as shareholders’ equity. Capital requirements are driven by the Company’s general operations and exploration. To effectively manage the Company’s capital requirements, the Company monitors expenses and overhead to ensure costs and commitments are being paid. The Company is not subject to any externally imposed capital requirements. The Company did not change its approach to capital management during the year ended October 31, 2023.